Income Taxes - Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Net operating loss carryovers	$ 67,756	$ 35,596
Accruals, deferrals, and reserves	5,775	2,418
Operating lease liabilities	18,446	13,599
Stock compensation	32,601	196
Credits	11,502	8,796
Gross deferred tax assets	136,080	60,605
Valuation allowance	(111,613)	(45,617)
Gross deferred tax assets after valuation allowance	24,467	14,988
Deferred tax liabilities
Fixed Assets and intangibles	(5,068)	(2,930)
Operating lease right-of-use assets	(19,399)	(12,058)
Gross deferred tax liabilities	(24,467)	(14,988)
Net deferred tax assets	0	0
Net deferred tax assets	$ 0	$ 0